INCOME TAXES	12 Months Ended
Oct. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company files a consolidated federal income tax return that includes all of its subsidiaries. For the years ended October 31, 2020 and 2019, the Company incurred operating losses, and therefore, there was not any current income tax expense amount recorded during those periods.

The consolidated provision for income taxes for October 31, 2020 and 2019 consists of the following:

	Year Ended October 31,	Year Ended October 31,
	2020	2019
Current:
Federal	$–	$–
State	–	–
Current Income Tax Expense (Benefit)	$–	$–
Deferred:
Federal	$(2,626,791)	$(185,045)
State	(540,796)	(19,471)
Deferred Income Tax Expense (Benefit)	(3,167,587)	(204,516)
Change in Valuation Allowance	3,167,587	204,516)
Income tax provision	$–	$–

Effective tax rates differ from the federal statutory rate of 21% for 2020 and 2019 applied to income before income taxes. A reconciliation of the U.S. federal statutory tax amount to the Company’s effective tax amount is as follows:

	October 31, 2020	October 31, 2019
Tax at federal statutory rate	$(2,642,423)	$(361,687)
State taxes, net of federal benefit	(546,730)	(74,835)
Permanent differences	18,782	10,468
Other	2,784	221,538
Total income tax expense (benefit)	(3,167,587)	(204,516)
Change in valuation allowance	3,167,587	204,516)
Income tax provision	$–	$–

The Company had a federal net operating loss carryover of $3,050,776 as of October 31, 2020.

The tax effects of temporary differences and carry-forwards that give rise to deferred tax assets and liabilities for the Company were as follows:

	October 31, 2020	October 31, 2019
Deferred Tax Assets:
Stock based compensation	$5,184,240	$2,670,914
Accrued compensation	315,122	136,127
Net operating loss carryforward-Federal	640,663	222,754
Net operating loss carryforward-State	118,160	34,918
Other	177	177
Total deferred tax assets:	6,258,362	3,064,890
Deferred Tax Liabilities:
Property and equipment	92,535	66,650
Total deferred tax liabilities:	92,535	66,650

Valuation Allowance	(6,165,827)	(2,998,240)
Net deferred tax assets	$–	$–

FASB ASC 740 requires a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. At October 31, 2020 and October 31, 2019, the net deferred tax asset was offset by a full valuation allowance.

Pursuant to Code Sec. 382 of the Internal Revenue Code (“the Code”), the utilization of net operating loss carryforwards may be limited as a result of a cumulative change in stock ownership of more than 50% over a three-year period.

Certain of the above amounts reported for the year ended October 31, 2019 have been revised to conform with the current year presentation and to reflect the actual amounts that were reported in the Company’s tax filings.

IRS Penalties

The Company’s income tax returns for the periods since inception through the tax year ended October 31, 2015 were not filed with the Internal Revenue Service (“IRS”) until August 2017 (“Delinquent Filed Returns”). The Company’s income tax returns for the tax year ended October 31, 2016 were filed with the IRS during December 2017. In connection with the Delinquent Filed Returns, during the period September 2017 through October 2017, the Company received notices that it was being assessed approximately $90,000 of penalties, plus interest (“IRS Penalties”), in connection with the late filing certain information returns that were included as part of the Delinquent Filed Returns. In connection with the notices, the IRS indicated its intent to levy property of the Company if the IRS penalties were not paid as required. During January 2018, the Company requested from the IRS an abatement of the IRS penalties based on reasonable cause. During April 2018, the IRS notified the Company that the IRS penalties for the tax year ended 2011 of $20,000, plus interest, were abated and the request for abatement for the IRS penalties for the tax years ended 2012 – 2015 were denied. The Company is currently appealing the initial determination by the IRS to exclude the IRS penalties for the tax years 2012-2015 in its consideration of abatement. During the period that the appeal is being reviewed and a determination is made by the IRS, the IRS has agreed to put a hold on taking any levy action against the Company for the remaining amounts of the IRS Penalties that are still outstanding. In connection with the notices, the Company has accrued $70,000 of accrued tax penalties on the balance sheet as of October 31, 2020 and 2019.